Document and Entity Information	0 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

BOSTON TRUST ASSET MANAGEMENT FUND | BOSTON TRUST ASSET MANAGEMENT FUND
BOSTON TRUST ASSET MANAGEMENT FUND

Effective May 1, 2013, the Paragraph entitled “Principal Investment Strategies” appearing on page 1 of both the Prospectus and Summary Prospectus of the Boston Trust Asset Management Fund, is restated to read:

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade. The Fund may invest up to 25% of its assets in foreign securities.

Label	Element	Value
BOSTON TRUST ASSET MANAGEMENT FUND | BOSTON TRUST ASSET MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000882748_SupplementTextBlock

Effective May 1, 2013, the Paragraph entitled “Principal Investment Strategies” appearing on page 1 of both the Prospectus and Summary Prospectus of the Boston Trust Asset Management Fund, is restated to read:

Risk/Return [Heading]	rr_RiskReturnHeading	BOSTON TRUST ASSET MANAGEMENT FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade. The Fund may invest up to 25% of its assets in foreign securities.

WALDEN ASSET MANAGEMENT FUND | WALDEN ASSET MANAGEMENT FUND
WALDEN ASSET MANAGEMENT FUND

Effective May 1, 2013, the Paragraph under “Principal Investment Strategies” appearing on page 11 of the Prospectus and page 1 of the Summary Prospectus of the Walden Asset Management Fund, is restated to read:

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade. The Fund also may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities. The Fund may invest up to 25% of its assets in foreign securities.

Label	Element	Value
WALDEN ASSET MANAGEMENT FUND | WALDEN ASSET MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000882748_SupplementTextBlock

Effective May 1, 2013, the Paragraph under “Principal Investment Strategies” appearing on page 11 of the Prospectus and page 1 of the Summary Prospectus of the Walden Asset Management Fund, is restated to read:

Risk/Return [Heading]	rr_RiskReturnHeading	WALDEN ASSET MANAGEMENT FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade. The Fund also may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities. The Fund may invest up to 25% of its assets in foreign securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013